Income tax	12 Months Ended
Dec. 31, 2022
Income tax
Income tax
24	Income tax

(a)	Measurement of results for tax purposes

The Company measures its results for tax purposes in United States dollar, as stipulated by the relevant regulations.

The Company and its Israeli subsidiaries are taxed under the Israeli Income Tax ordinance – 1961, for which the relevant tax rate during the years 2020-2022 is 23%.

Non-Israeli subsidiaries are taxed under the laws in their countries of residence.

	2022	2021	2020
	US $ in millions
Current tax expenses
Current year	1,360.4	892.8	16.2
Taxes in respect of previous years	(2.6)	(2.0)	0.8
	1,357.8	890.8	17.0

Deferred tax expenses
Origination and reversal of temporary differences	40.5	119.6	(0.4)

Total income taxes in income statements	1,398.3	1,010.4	16.6

(b)	Reconciliation of effective tax rate

The reconciliation is based on the Company’s domestic tax rate.

	2022	2021	2020
	US $ in millions

Profit for the year	4,629.0	4,649.1	524.2
Income taxes	1,398.3	1,010.4	16.6
Profit excluding income taxes	6,027.3	5,659.5	540.8

Income tax using the domestic corporation tax rate	1,386.3	1,301.7	124.4
Current year losses for which no deferred tax asset was recognized	2.3
Utilization of carried forward tax losses for which no deferred tax assets were recognized		(287.5)	(115.9)
Effect of tax rates in foreign jurisdictions	0.4	1.2	3.9
Non-deductible expenses	7.3	5.9	0.2
Effect of different tax rates on specific gains	3.8	(7.6)	4.1
Effect of share of loss (profits) of associates	0.2	(0.9)	(0.8)
Other	(2.0)	(2.4)	0.7
	1,398.3	1,010.4	16.6

(c) Deferred tax assets and liabilities

(i) Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:
	Assets		Liabilities		Net
	2022	2021	2022	2021	2022	2021
	US $ in millions
Vessels, containers, handling equipment and other tangible assets (*)			(185.6)	(144.7)	(185.6)	(144.7)
Financial instruments	13.4				13.4
Employee benefits	12.9	17.6			12.9	17.6
Tax losses carry-forwards	6.8	9.0			6.8	9.0
Other items	3.4			(0.4)	3.4	(0.4)

Net deferred tax
assets (liabilities)	36.5	26.6	(185.6)	(145.1)	(149.1)	(118.5)

Net deferred tax assets recognized in the statement of the financial position					2.3	2.1
Net deferred tax liabilities recognized in the statement
of the financial position					(151.4)	(120.6)
					(149.1)	(118.5)

(*)	In accordance with IsraeliIncome Tax Regulations, the Group is entitled to deduct depreciation for vessels and related equipment at a higher rate than recorded in its financial statements.

(ii) Unrecognized deferred tax assets

On December 31, 2022 the group had carry forward tax losses in the amount of US$ 90 million (2021: US$102 million, 2020: US$ 1,799 million).

Deferred tax assets in the amount of US$ 14 million at December 31, 2022 (2021: US$ 15 million, 2020: US$ 297 million) have not been recognized in respect of the tax losses, since it is not probable that future taxable profits will be available against which the Group can utilize the benefits therefrom. Under existing Israeli tax laws, there is no time limit for utilizing tax losses.

(d) Movement in deferred tax assets and liabilities during the year

	Vessels containers handling equipment and other tangible assets	Financial instruments	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2022	(144.7)		17.6	9.0	(0.4)	(118.5)
Recognized in profit or loss	(40.9)	3.1	(4.3)	(2.2)	3.8	(40.5)
Recognized in other comprehensive income		10.3	(0.4)			9.9
Balance at December 31, 2022	(185.6)	13.4	12.9	6.8	3.4	(149.1)
	Vessels containers handling equipment and other tangible assets	Financial instruments	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance January 1, 2021	(144.5)	13.4	16.9	117.7	(2.4)	1.1
Recognized in profit or loss	(0.2)	(13.4)	0.4	(108.7)	2.5	(119.4)
Recognized in other comprehensive income			0.3		(0.5)	(0.2)
Balance December 31, 2021	(144.7)		17.6	9.0	(0.4)	(118.5)

(e)	Tax assessments

The tax assessments of the Company through (and including) the year 2020 are considered to be final.